Income Taxes - Difference Between Actual Tax Provision and Tax Provision Computed by Applying Statutory Federal Income Tax Rate to Losses Before Income Taxes (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Income Tax Disclosure [Abstract]
Federal taxes based on statutory rate	$ (149)	$ (53)	$ (91)
State income taxes, net of federal benefit	(13)	(9)	(5)
Goodwill and intangible asset impairment		32	40
Tax contingency	1	(5)	3
Change in valuation allowance	(3)	(5)
Other	1	(1)	(7)
Total income tax benefit	$ (163)	$ (41)	$ (60)